Intangible Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Indefinite useful life	₩ 238,053	₩ 268,350
Impairment losses recognized on indefinite-lived intangible assets	116,095	₩ 135,264	₩ 292,345
Satellite TV [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses recognized on goodwill	78,200
Impairment losses recognized on indefinite-lived intangible assets	₩ 29,325
Expected growth rate	0.00%
Estimated revenue growth rate	(0.77%)
Discount rate	13.25%